Cover	Aug. 08, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 08, 2025
Entity File Number	001-41161
Entity Registrant Name	Investcorp Europe Acquisition Corp I
Entity Central Index Key	0001857410
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Century Yard, Cricket Square
Entity Address, Address Line Two	Elgin Avenue
Entity Address, Address Line Three	P.O. Box 1111
Entity Address, City or Town	George Town
Entity Address, Region	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1102
City Area Code	(345)
Local Phone Number	949-5122
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false